UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21856

RMR ASIA PACIFIC REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent	Copy to:
for Service of Process)
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Adam D. Portnoy, President	1666 K Street, NW
RMR Asia Pacific Real Estate Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Asia Pacific Real Estate Fund
/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 30, 2007

2

Item 1. Proxy Voting Record

Following is a list of matters on which the fund was eligible to vote during the period ended June 30, 2007. The fund did not cast any votes on these matters.

Security	Allco Commercial	Cusip	B11HJT90
Ticker	ALLC

Extraordinary General Meeting	Meeting	06/11/2007

Management
Proposals	Recommendation	Sponsor

Approval of the Acquisition by Allco REIT of a 50.0% Indirect Interest in the Centrelink Property	For	Mgmt

Approval of the Entry into the Unit holders’ Deed	For	Mgmt

Approval of the Entry into the Income Support Deed	For	Mgmt

Approval of the Entry into the Asset Management Agreement	For	Mgmt

Approval of the Rights Issue	For	Mgmt

Approval of the General Mandate to Issue Units	For	Mgmt

Security	Allgreen Properties Ltd.	Cusip	061536290
Ticker	AG

Annual General Meeting	Meeting	04/27/2007

Management
Proposals	Recommendation	Sponsor

Adopt the Audited Accounts of the Company for the year ended 31 December 2006	For	Mgmt

Declare a Final Dividend of 4 cents per share less income tax for the year ended 31 December 2006	For	Mgmt

Approve the payment of SGD 354,000 as Directors’ Fees for the year ended 31 December 2006	For	Mgmt

Elect the Directors who are retiring pursuant to Article 94 of the Articles of Association of the Company and who, being eligible, will offer themselves for re-election; to re-appoint Messrs Foo Kon Tan Grant Thornton as the Company’s Auditors

	For	Mgmt

Authorise the Directors to fix their remuneration	For	Mgmt

Security	Australand Holdings Limited	Cusip	060034690
Ticker	ALZ

Annual General Meeting	Meeting	04/19/2007

Management
Proposals	Recommendation	Sponsor

Reports and Financial Statements	For	Mgmt

Adoption of the Remuneration Report	For	Mgmt

That Mr Wen Khai Meng be elected as a director.	For	Mgmt

That Mr Tham Kui Seng be re-elected as a director	For	Mgmt

That Mr James Glen Service be re-elected as a director	For	Mgmt

Approval of Tax Exempt Employee Security Plan	For	Mgmt

Approval of Australand Performance Rights Plan	For	Mgmt

Increase Non-Executive Directors’ Annual Maximum Aggregate Remuneration	For	Mgmt

Security	Capitaland Limited	Cusip	063093090
Ticker	CAPL

Annual General Meeting	Meeting	04/27/2007

Management
Proposals	Recommendation	Sponsor

Adopt the Directors’ Report and Audited Financial Statements for the year ended 31 December 2006	For	Mgmt

To re-elect Mr Peter Seah Lim Huat	For	Mgmt

To re-elect Professor Kenneth Stuart Courtis	For	Mgmt

To re-appoint Messrs KPMG as Auditors of the Company	For	Mgmt

Declare a first and final dividend of 7.00 cents per share.	For	Mgmt

Declare a special 1-tier dividend of 5.00 cents per share.	For	Mgmt

To approve Directors’ fees of S$1,081,003 for the year ended 31 December 2006.	For	Mgmt

To re-appoint Dr Hu Tsu Tau	For	Mgmt

To re-appoint Mr Hsuan Owyang	For	Mgmt

To re-appoint Mr Lim Chin Beng	For	Mgmt

To re-elect Mr Liew Mun Leong	For	Mgmt

To re-elect Mr Richard Edward Hale	For	Mgmt

Extraordinary General Meeting	Meeting	05/27/2007

Management
Proposals	Recommendation	Sponsor

Purchase or otherwise acquire ordinary shares in the capital of the Company	For	Mgmt

Security	CDL Hospitality Real Estate	Cusip	B192HG90
Ticker	CDREIT

Extraordinary General Meeting	Meeting	04/30/2007

Management
Proposals	Recommendation	Sponsor

The general mandate to issue new stapled securities	For	Mgmt

Security	Central Pattana Public	Cusip	B013L590
Ticker	CPN

Annual General Meeting	Meeting	04/27/2007

Management
Proposals	Recommendation	Sponsor

Certify the minutes of the Annual General Meeting No.1/2006 held on April 28, 2006	For	Mgmt

Approve the directors’ remuneration for the year 2007	For	Mgmt

Approve the appointment the auditors of KPMG Phoomchai Audit Limited as name listed below. Anyone of them shall be empowered to audit and express their opinion on the financial statement for the year 2007

	For	Mgmt

Approve the issuance of debentures up to total amount of Baht 8,000 million with certain conditions	For	Mgmt

Acknowledge directors’ report for the year 2006	For	Mgmt

Approve the audited financial statement for the year ended December 31, 2006	For	Mgmt

Approve the dividend payment from the operation of 2006 at 0.31 Baht per share for 2,178,816,000 shares which amounted to Baht 675,432,960.	For	Mgmt

Approve the reelection of Mr.Anek Sithiprasasana	For	Mgmt

Approve the reelection of Mr.Suthikiat Chirathivat	For	Mgmt

Approve the reelection of Mr.Suthichart Chirathivat	For	Mgmt

Approve the reelection of Mr.Sudhisak Chirathivat	For	Mgmt

Approve the reelection of Mr.Kobchai Chirathivat	For	Mgmt

Security	Champion Real Estate	Cusip	B14WZ4907
Ticker	2778

Annual General Meeting	Meeting	05/15/2007

Management
Proposals	Recommendation	Sponsor

Note the audited financial statements of Champion REIT together with the Auditors’ Report for the period from 26 April 2006 (date of establishment of Champion REIT) to 31 December 2006.	For	Mgmt

Note the payment of distribution for the period ended 31 December 2006.	For	Mgmt

Note the appointment of Auditors of Champion REIT and the fixing of their remuneration.	For	Mgmt

Extraordinary General Meeting	Meeting	01/03/2007

Management
Proposals	Recommendation	Sponsor

Acquisition of new property and issue of consideration units in connection therewith	For	Mgmt

Security	FKP Property Group	Cusip	063496990
Ticker	FKP

Annual General Meeting	Meeting	11/30/2006

Management
Proposals	Recommendation	Sponsor

Elect Rod Forrester as Director	For	Mgmt

Elect David Crombie as Director	For	Mgmt

Elect Seng Huang Lee as Director	For	Mgmt

Adopt Remuneration Report for the Fiscal Year Ended June 30, 2006	For	Mgmt

Approve Increase in Remuneration for Non-Executive Directors from A$500,000 to A$650,000 Per Annum	For	Mgmt

Ratify Past Issuance of 20.5 Million Stapled Securities at an Issue Price of A$5.50	For	Mgmt
Each to Institutional Investors

Ratify Past Issuance of 11.6 Million Stapled Securities to Mulpha Investments Pty. Ltd. and Mulpha Australia Ltd. Made on December 2005 in Consideration for the Acquisition of 49 Percent Interest in Mulpha FKP Pty. Ltd.

	For	Mgmt

Ratify Past Issuance of 7.9 Million Stapled Securities to Mulpha Investments Pty. Ltd. and Mulpha Australia Ltd. in Consideration for the Acquisition of 49 Percent Interest in Mulpha FKP Pty. Ltd.	For	Mgmt

Security	GPT Group (formerly General Property Trust)	Cusip	063658600
Ticker	GPT

Annual General Meeting	Meeting	05/09/2007

Management
Proposals	Recommendation	Sponsor

Elect Anne McDonald as Director	For	Mgmt

Elect Ian Martin as Director	For	Mgmt

Approve Remuneration Report for the Year Ended Dec 31, 2006	For	Mgmt

Approve Issuance of Securities to Nic Lyons Under GPT’s Long Term Incentive Scheme	For	Mgmt

Approve Increase in Aggregate Remuneration of Directors From A$1.45 Million to A$1.5 Million	For	Mgmt

Security	Grand Hotel Group (AU)	Cusip	063942490
Ticker	GHG

Annual General Meeting	Meeting	11/28/2006

Management
Proposals	Recommendation	Sponsor
Receive Financial Statements and Statutory Reports for the Fiscal Year Ended June 30, 2006	For	Mgmt

Adopt Remuneration Report for the Fiscal Year Ended June 30, 2006	For	Mgmt

Elect William J Conn as Director	For	Mgmt

Elect David Lee as Director	For	Mgmt

Elect Trevor Ivory to the Board	Against	ShrHoldr

Approve Asset Realisation Process of Grand Hotel Co Ltd	For	Mgmt

Approve Asset Realisation Process of Grand Hotel Trust	For	Mgmt

Security	Greentown China Holdings	Cusip	B17N9P90
Ticker	3900

Annual General Meeting	Meeting	05/11/2007

Management
Proposals	Recommendation	Sponsor
To receive and consider the audited consolidated financial statements and the reports of the Directors and of the auditors for the year ended 31 December 2006	For	Mgmt

To declare a final dividend	For	Mgmt

To re-elect retiring Directors and to authorise the Board to fix the Directors’ fees	For	Mgmt

To re-appoint auditors for the ensuing year and to authorise the Board of Directors to fix their remuneration	For	Mgmt

To consider and, if thought fit, pass with or without amendments, the following resolution as an ordinary resolution: “that	For	Mgmt

a)   the exercise by the Directors during the Relevant Period (as defined below) of all the powers of the Company to purchase its Shares, subject to and in accordance with the applicable laws, be and is hereby generally and unconditionally approved;

b)   the total nominal amount of the shares to be purchased pursuant to the approval in paragraph (a) above shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this Resolution, and the said approval shall be limited accordingly; and

c) for the purpose of this Resolution and Resolution 6 below, “Relevant Period” means the period from the passing of this Resolution until whichever is the earliest of:
i) the conclusion of the next annual general meeting of the Company;
ii) the revocation or variation of the authority given under this Resolution by an ordinary resolution of the Shareholders in a general meeting; and
iii) the expiration of the period within which the next annual general meeting of the Company is required by the Articles of Association of the Company or any applicable laws to be held.”

To consider and, if thought fit, pass with or without amendments, the following resolution as an ordinary resolution: “that	For	Mgmt

a)             subject to sub-paragraph (c) below, the exercise by the Directors during the Relevant Period (as defined above) of all the powers of the Company to convert the convertible bonds, to allot, Issue and deal with Shares and to make, issue or grant offers, agreements, options and warrants which would or might require Shares to be allotted, issued, distributed or otherwise dealt with be generally and unconditionally approved;

b)            the Directors be authorized to make, issue or grant offers, agreements, options and warrants during the Relevant Period which would or might require Shares to be allotted, issued, distributed or otherwise dealt with either during or after the end of the Relevant Period pursuant to sub-paragraph (a) above;

c)             the aggregate nominal value of the Shares in the capital of the Company allotted or agreed conditionally or unconditionally to be allotted (whether pursuant to an option or otherwise) by the Directors pursuant to the approvals in sub-paragraphs (a) and (b) above, otherwise than pursuant to a rights issue (as defined below) or pursuant to the exercise of any options which may be granted or exercise of rights of subscription or conversion under the terms of any warrant issued by the Company prior to the grant of the mandate or any securities which are convertible into Shares, or any scrip dividend or similar arrangement pursuant to the articles of association of the Company from time to time, shall not exceed the aggregate of:

(i) 20% of the aggregate nominal value of the share capital of the Company in issue on the date of this Resolution; and
(ii) conditional on the passing of Resolution 7 below, the aggregate nominal amount of the share capital of the Company purchased under the authority referred to in Resolution 5;
d) for the purpose of this Resolution:

“rights issue” means the allotment or issue of Shares in the Company or other securities which would or might require Shares to be allotted and issued pursuant to an offer made to all the shareholders of the Company (excluding for such purpose any shareholder who is a resident in a place where such offer is not permitted under the laws of that place) and, where appropriate, the holders of other equity securities of the Company entitled to such offer, pro rata (apart from fractional entitlements) to their existing holdings of shares or such other equity securities.”; and

To consider and, if thought fit, pass with or without amendments, the following resolution as an ordinary resolution:	For	Mgmt

“THAT the general mandate granted to the Directors pursuant to Resolution 6 above and for the time being in force to exercise the powers of the Company to issue, allot or deal with shares and to make or grant offers, agreements and options which might require the exercise of such powers be and is hereby extended by the total nominal amount of Shares in the capital of the Company repurchased by the Company since the granting of such general mandate referred to in the above Resolution 5 pursuant to the exercise by the Directors of the powers of the Company to purchase such Shares, provided that such amount shall not exceed 10% of the total nominal amount of the shares capital of the Company in issue on the date of this Resolution.”.

Extraordinary General Meeting	Meeting	03/26/2007

Management
Proposals	Recommendation	Sponsor
To consider and approve the First Acquisition (including the First Acquisition Agreement).	For	Mgmt

To consider and approve the Second Acquisition (including the Second Acquisition Agreement)	For	Mgmt

Security	Guangzhou R&F Properties	Cusip	B19H8Y909
Ticker	2777

Annual General Meeting	Meeting	05/29/2007

Management
Proposals	Recommendation	Sponsor
To consider and approve the report of the board of directors (the “Board”) of the Company for the year ended 31 December 2006.	For	Mgmt

To consider and pass an unconditional and general mandate be granted to the Board to issue, allot and deal in additional shares in the capital of the Company, whether Domestic Shares or H Shares.	For	Mgmt

To consider and approve the report of the supervisory committee of the Company for the year ended 31 December 2006.	For	Mgmt

To consider and approve the audited financial statements and the report of the auditors for the year ended 31 December 2006.	For	Mgmt

To consider and declare a final dividend for the year ended 31 December 2006 of RMB0.20 per share	For	Mgmt

To consider and re-appoint PricewaterhouseCoopers as auditors of the Company, and to authorize the Board to fix the remuneration of the auditors.	For	Mgmt

To authorize the Board to decide on matters relating to the payment of interim dividend for the 6 months ended 30 June 2007.	For	Mgmt

To consider and re-elect the following retiring director as a director, and authorize the Board to fix the remuneration of the director: Re-appointment of Ms. Zhang Lin as the Company’s non-executive director.

	For	Mgmt

To consider and re-elect the following retiring supervisors as supervisors, and authorize the Board to fix the remuneration of the supervisors: Re-appointment of Ms. Liang Yinemei as the Company’s supervisor

	For	Mgmt

To consider and re-elect the following retiring supervisors as supervisors, and authorize the Board to fix the remuneration of the supervisors: Re-appointment of Mr. Zheng Ercheng as the Company’s supervisor

	For	Mgmt

Extraordinary General Meeting	Meeting	06/18/2007

Management
Proposals	Recommendation	Sponsor
Subject to the approval of CSRC and the relevant authorities regarding the Proposed A share issue, the proposed A issue be approved subject to the conditions.	For	Mgmt

Security	Hang Lung Properties Limited	Cusip	060305000
Ticker	101

Annual General Meeting	Meeting	10/11/2006

Management
Proposals	Recommendation	Sponsor
To adopt the Financial Statements and Reports of the Directors and Auditors for the year ended 30th June, 2006	For	Mgmt

To approve a general mandate to the Directors to issue additional shares	For	Mgmt

To authorize the Directors to include the number of repurchased shares re issue of shares	For	Mgmt

To re-designate each of the existing ordinary shares of HK$1 as “shares of HK$1 each”	For	Mgmt

To re-designate the remaining 80,000 convertible cumulative preference shares of the Company into shares of HK$1 each	For	Mgmt

To delete Article 184 of the Articles of Association of the Company	For	Mgmt

To declare the final dividend of 38 cents per share	For	Mgmt

To re-elect Mr. Ronald J. Arculli as a Director	For	Mgmt

To re-elect Ms. Laura L.Y. Chen as a Director	For	Mgmt

To re-elect Mr. P.W. Liu as a Director	For	Mgmt

To re-elect Mr. Nelson W.L. Yuen as a Director	For	Mgmt

To authorize the Board of Directors to fix Directors’ fees	For	Mgmt

To re-appoint KPMG as Auditors of the Company at a fee to be agreed with the Directors	For	Mgmt

To approve a general mandate to the Directors to purchase the Company’s own shares	For	Mgmt

Security	Hongkong Land Holdings Limited	Cusip	064349190
Ticker	HKL

Annual General Meeting	Meeting	05/09/2007

Management
Proposals	Recommendation	Sponsor
To receive and consider the Financial Statements and the Independent Auditor’s Report for the year ended 31st December 2006, and to declare a final dividend.	For	Mgmt

To consider and adopt with or without amendments the aggregate nominal amount of shares which the Company may purchase shall be less than 15% of the aggregate nominal amount of the  issued share capital of the Company at the date of this

	For	Mgmt

To re-elect Mark Greenberg as a Director.	For	Mgmt

To re-elect Lord Leach of Fairford as a Director.	For	Mgmt

To re-elect Dr Richard Lee as a Director.	For	Mgmt

To re-elect Y K Pang as a Director.	For	Mgmt

To re-appoint the Auditors and to authorize the Directors to fix their remuneration.	For	Mgmt

To consider and, if thought fit, adopt with or without amendments the following Ordinary Resolutions	For	Mgmt
7. That:

(a) the exercise by the Directors during the Relevant Period (for the purposes of this Resolution, ‘Relevant Period’ being the period from the passing of this Resolution until the earlier of the conclusion of the next Annual General Meeting, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this Resolution by an ordinary resolution of the shareholders of the Company in general meeting) of all powers of the Company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the Relevant Period up to an aggregate nominal amount of US$76.5 million, be and is hereby generally and unconditionally approved; and

	For	Mgmt

(b) the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally to be allotted wholly for cash (whether pursuant to an option or otherwise) by the Directors pursuant to the approval in paragraph (a), otherwise than pursuant to a Rights Issue (for the purposes of this Resolution, ‘Rights Issue’ being an offer of shares or other securities to holders of shares or other securities on the Register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto (subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory)), or upon conversion of the US$400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company, shall not exceed US$11.4 million, and the said approval shall be limited accordingly.

8. That:

(a) the exercise by the Directors of all powers of the Company to purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the Relevant Period (for the purposes of this Resolution, ‘Relevant Period’ being the period from the passing of this Resolution until the earlier of the conclusion of the next Annual General Meeting, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this Resolution by an ordinary resolution of the shareholders of the Company in general meeting) be and is hereby generally and unconditionally approved;

	For	Mgmt

(b) the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to the approval in paragraph (a) of this Resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly; and

(c) the approval in paragraph (a) of this Resolution shall, where permitted by applicable laws and regulations and subject to the limitation in paragraph (b) of this Resolution, extend to permit the purchase of shares of the Company (i) by subsidiaries of the Company and (ii) pursuant to the terms of put warrants or financial instruments having similar effect (‘Put Warrants’) whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a Rights Issue (as defined in Resolution 7 above) the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the Company of the proposed issue of Put Warrants.

Non-routine business

The following items of non-routine business are being dealt with as ordinary resolutions at the Annual General Meeting:

Resolution 7	For	Mgmt

This resolution relates to the approval of the authority for the allotment of shares. If Resolution 7 is passed, the new authority would permit the allotment of relevant securities with an aggregate nominal value of up to US$76.5 million representing 765,075,430 ordinary shares of US¢10 each and representing approximately 33% of the total ordinary share capital of the Company in issue as at 2nd April 2007, the latest practicable date prior to the publication of this document. Included within the authority is the ability to issue ordinary shares for cash consideration (other than by way of a Rights Issue or upon conversion of the US$400,000,000 2.75% guaranteed convertible bonds convertible into fully-paid shares of the Company) limited to a total of some 114,761,314 ordinary shares, representing approximately 5% of the total ordinary share capital of the Company in issue as at 2nd April 2007. The proposed authority will expire at the conclusion of the next Annual General Meeting or on 8th August 2008, whichever is the earlier, and it is intended to seek its renewal at that and future Annual General Meetings.

The Directors have no present intention to exercise this authority. No pre-emptive rights exist under Bermuda law in relation to issues of new shares by the Company.

Resolution 8	For	Mgmt

This resolution relates to the approval of a general mandate to the Directors to repurchase shares of the Company representing less than 15% of the issued share capital of the Company at the date of the resolution (the ‘Repurchase Mandate’). The price paid for shares repurchased by the Company, other than (i) on exercise of Put Warrants issued on a pro-rata basis to shareholders or (ii) with the prior approval of the Financial Services Authority (the ‘FSA’) in the United Kingdom, will be not less than US¢10 and not more than 5% above the average of the market values of the shares for the five trading days before any purchase is made. The resolution also permits the repurchase of shares by the Company pursuant to the terms of Put Warrants or similar instruments conferring rights to sell shares back to the Company at a specified price. The terms of any such Put Warrants would be determined by the Directors at the time of issue but the price paid for shares repurchased by the Company on exercise of Put Warrants which are issued on a pro-rata basis to shareholders could not exceed 15% more than the average of the market values of the shares for a period of not more than 30 nor less than the five trading days just prior to announcement of their issue.

As at 2nd April 2007, the latest practicable date prior to the publication of this document, there were no outstanding warrants or options to subscribe for shares. In accordance with the Companies Act 1981 of Bermuda, as the holding of treasury shares is not provided for in the Company’s constitution, any shares which are repurchased by the Company shall be treated as cancelled and the amount of the Company’s issued capital shall be diminished by the nominal value of those shares accordingly.

The authority conferred on the Directors by the Repurchase Mandate will continue in force until the conclusion of the next Annual General Meeting of the Company or 8th August 2008, whichever is the earlier, unless previously revoked, varied or renewed by ordinary resolution of the shareholders in general meeting.

The Directors believe that the Repurchase Mandate is in the best interests of the Company and its shareholders in order to facilitate repurchases by the Company or its subsidiaries of the Company’s own securities. Such purchases are subject to and will be made in accordance with the listing rules of the FSA. Depending on market conditions and funding arrangements at the time, such purchases may lead to an enhancement of the net assets and/or earnings per share and liquidity of the securities of the Company and will only be made when the Directors believe that such purchases will benefit the Company and/or its shareholders. Put Warrants would be issued only if the Directors considered it in the best interests of the Company and/or shareholders to do so.

In the opinion of the Board the proposals set out in Resolution 7 and Resolution 8 are in the best interests of shareholders as a whole and the Board recommends that shareholders vote in favour of the resolutions.

Security	Hopson Development	Cusip	061162490
Ticker	754

Annual General Meeting	Meeting	06/15/2007

Management
Proposals	Recommendation	Sponsor
To receive and consider the audited consolidated financial statements and the reports of the directors and auditors for the year ended 31st December, 2006.	For	Mgmt

To grant a general mandate to the directors to allot shares.	For	Mgmt

To grant a general mandate to the directors to repurchase the Company’s own shares.	For	Mgmt

To add the nominal amount of the shares repurchased under resolution 6.B to the mandate granted to the directors under resolution 6.A.	For	Mgmt

To amend the rules of the share option scheme of the Company as set out in item 7 of the Notice.	For	Mgmt

To re-elect Mr. Xiang Bin as an executive director.	For	Mgmt

To re-elect Mr. Au Wai Kin as an executive director.	For	Mgmt

To re-elect Mr. Chen Chang Ying as an executive director.	For	Mgmt

To re-elect Ms. Xiao Yan Xia as an executive director.	For	Mgmt

To authorise the board of directors to fix the remuneration of the executive directors and the non-executive directors.	For	Mgmt

To approve the payment of remuneration to each of the independent non executive directors.	For	Mgmt

To declare a final dividend for the year ended 31st December, 2006.	For	Mgmt

To re-appoint PricewaterhouseCoopers as auditors and to authorise the board of directors to fix their remuneration.	For	Mgmt

Security	Hysan Development Company	Cusip	064496200
Ticker	14

Annual General Meeting	Meeting	05/08/2007

Management
Proposals	Recommendation	Sponsor
To receive and consider the Statement of Accounts for the year ended 31 December 2006 and the Reports of the Directors and Auditors thereon.	For	Mgmt

To give Directors a general mandate to issue and dispose of additional shares pursuant to Resolution numbered 5, not exceeding the amount of shares repurchased in Resolution numbered 6	For	Mgmt

To declare a final dividend (together with a scrip alternative) for the year ended 31 December 2006.	For	Mgmt

To re-elect Dr. Deanna Ruth Tak Yung Rudgard as Director	For	Mgmt

To re-elect Dr. Geoffrey Meou-tsen Yeh as Director	For	Mgmt

To re-elect Mr. Fa-kuang Hu as Director	For	Mgmt

To re-elect Mr. Anthony Hsien Pin Lee as Director	For	Mgmt

To re-appoint Deloitte Touche Tohmatsu as Auditors of the Company at a fee to be agreed by the Directors.	For	Mgmt

To give Directors a general mandate to issue and dispose of additional shares in the Company	For	Mgmt

To give Directors a general mandate to repurchase shares in the Company not exceeding 10% of the issued share capital	For	Mgmt

Security	Keppel Land Limited	Cusip	685346009
Ticker	KPLD

Annual General Meeting	Meeting	04/27/2007

Management
Proposals	Recommendation	Sponsor
To receive and, if thought fit, adopt the Directors’ Report and Accounts for the year ended 31 December 2006.	For	Mgmt

To declare the final dividend as recommended by the Directors for the year ended 31 December 2006	For	Mgmt

To re-electMr Kevin Wong Kingcheung	For	Mgmt

To re-elect Mr Khor Poh Hwa	For	Mgmt

To re-elect Mr Niam Chiang Meng	For	Mgmt

To re-elect Mr Edward Lee Kwong Foo	For	Mgmt

To approve Directors’ fees of $637,000 for the year ended 31 December 2006 (2005: $610,000)	For	Mgmt

To re-appoint Messrs Ernst & Young as Auditors, and to authorise the Directors to fix their remuneration.	For	Mgmt

Security	Macquarie Goodman Group	Cusip	B03FYZ90
Ticker	GMG

Annual General Meeting	Meeting	11/16/2006

Management
Proposals	Recommendation	Sponsor
Elect David Clarke as Director	For	Mgmt

Elect Ian Ferrier as Director	For	Mgmt

Elect James Sloman as Director	For	Mgmt

Approve Remuneration Report for the Year Ended June 30, 2006	For	Mgmt

Approve the Issuance of Securities to Underwriters of Distribution Reinvestment Plan	For	Mgmt

Approve Issuance of 2 Million Securities at A$5.24 per Security and Making an Interest Bearing Loan of A$10.48 Million on a Limited Recourse Basis to Gregory Goodman, Chief Executive Officer, Pursuant to Employee Securities Acquisition

	For	Mgmt

Approve Increase in Non-Executive Directors’ Remuneration from A$1.55 Million per Annum to a Maximum of A$2.5 Million per Annum	For	Mgmt

Approve Future Issuance of Options Under the Executive Option Plan	For	Mgmt

Ratify Past Issuance of 18.876 Million Options Under the Executive Option Plan	For	Mgmt

Extraordinary General Meeting	Meeting	06/27/2007

Management
Proposals	Recommendation	Sponsor
Change Company Name to ‘Goodman International Limited’	For	Mgmt

Security	Megaworld Corporation	Cusip	656364908
Ticker	MEG

Annual General Meeting	Meeting	06/15/2007

Management
Proposals	Recommendation	Sponsor
Approval of Minutes of the 2005 Annual Meeting of Stockholders	For	Mgmt

Conversion of Unissued Preferred Shares to Common Shares	For	Mgmt

Increase in Authorized Capital Stock	For	Mgmt

Appointment of External Auditors	For	Mgmt

Ratification of Acts of the Board of Directors and Management for 2005	For	Mgmt

Election of Directors	For	Mgmt

Security	Mitsui Fudosan Co., Ltd.	Cusip	065976000
Ticker	8801

Annual General Meeting	Meeting	06/28/2007

Management
Proposals	Recommendation	Sponsor
Appropriation of Non-Consolidated Profits for the 95th Fiscal Year (from April 1, 2006 to March 31, 2007).	For	Mgmt

Election of Eight (8) Directors.	For	Mgmt

Election of Three (3) Corporate Auditors	For	Mgmt

Granting of Retirement Gratuities to Retiring Directors and Corporate Auditor; Final Payment of Gratuities Due to Abolition of Retirement Gratuities System	For	Mgmt

Payment of Bonuses to Directors.	For	Mgmt

Change in Remuneration Amounts for Directors and Corporate Auditors	For	Mgmt

Issue of Stock Options (New Share Subscription Rights) as Remuneration to Directors.	For	Mgmt

Security	Multiplex Group	Cusip	067152490
Ticker	MXG

Annual General Meeting	Meeting	11/1/2006

Management
Proposals	Recommendation	Sponsor
Approve Remuneration Report for the Fiscal Year Ended June 30, 2006	For	Mgmt

Approve the Grant of 405,000 Performance Rights to Robert McKinnon Pursuant to the LTIP	For	Mgmt

Elect Robert McKinnon as Director	For	Mgmt

Elect Ross McDiven as Director	For	Mgmt

Elect Timothy Roberts as Director	For	Mgmt

Elect Allan McDonald as Director	For	Mgmt

Approve Long Term Incentive Plan (LTIP)	For	Mgmt

Approve the Grant of Performance Rights Equal to A$800,000 Divided by the Market Price of One Multiplex Group Stapled Security to Ross McDiven Pursuant to the LTIP	For	Mgmt

Approve the Grant of Performance Rights Equal to A$650,000 Divided by the Market Price of One Multiplex Group Stapled Security to Robert McKinnon Pursuant to the LTIP	For	Mgmt

Approve the Grant of Performance Rights Equal to A$750,000 Divided by the Market Price of One Multiplex Group Stapled Security to Ian O’Toole Pursuant to the LTIP	For	Mgmt

Security	New World Development	Cusip	066337600
Ticker	17

Extraordinary General Meeting	Meeting	06/05/2007

Management
Proposals	Recommendation	Sponsor
To approve the acquisition by NWS Financial Management Services Limited of 246,986,763 shares in Taifook	For	Mgmt

Security	Peet Limited	Cusip	B01QLP903
Ticker	PPC

Annual General Meeting	Meeting	11/15/2006

Management
Proposals	Recommendation	Sponsor
To re-elect Mr A W Lennon as director of the company	For	Mgmt

To re-elect Mr G W Sinclair as director of the company	For	Mgmt

Adoption of Remuneration report	For	Mgmt

Security	S P Setia Berhad	Cusip	068687790
Ticker	SPSB

Annual General Meeting	Meeting	02/12/2007

Management
Proposals	Recommendation	Sponsor
To receive and adopt the Audited Financial Statements of the Company for the financial year ended 31 October 2006 together with the Reports of the Directors and Auditors thereon.	For	Mgmt

Proposed amendments to the articles of association of the company	For	Mgmt

To declare a final dividend of 20 sen less 28% tax in respect of the financial year ended 31 October 2006.	For	Mgmt

To re-elect Tan Sri Dato’ Sri Liew Kee Sin as director	For	Mgmt

To re-elect Dato’ Voon Tin Yow as director	For	Mgmt

To re-elect Dato’ Leong Kok Wah as director	For	Mgmt

To re-elect Mr George Anthony Dass David as director	For	Mgmt

To re-appoint Moores Rowland as Auditors for the ensuing year and to authorise the Board of Directors to fix their remuneration.	For	Mgmt

Proposed renewal of existing shareholders’ mandate as specified in section 2.13(a) of circular	For	Mgmt

Proposed renewal of existing shareholders’ mandate as specified in section 2.13(f) of circular	For	Mgmt

Security	Shun Tak Holdings Limited	Cusip	068066300
Ticker	242

Annual General Meeting	Meeting	06/14/2007

Management
Proposals	Recommendation	Sponsor
To consider and receive the audited financial statements and the reports of directors and directors for the financial year.	For	Mgmt

To give a general mandate to the directors to issue shares of the Company	For	Mgmt

To extend the general mandate granted to the directors to issue shares by the nominal amount of shares repurchased	For	Mgmt

To approve the directors’ remuneration	For	Mgmt

To declare a final dividend for the year ended 31 December 2006	For	Mgmt

To re-elect Ho Chiu Fung, Daisy as director of the company	For	Mgmt

To re-elect Dr So Shu Fai, Ambrose as director of the company	For	Mgmt

To re-elect Mr Shum Hong Kuen, David as director of the company	For	Mgmt

To re-elect Mr Ho Tsu Kwok, Charles as director of the company	For	Mgmt

To re-elect Mr Yeh V-Nee as director of the company	For	Mgmt

To appoint H.C Watt & Company Limited as auditors and to fix their remuneration	For	Mgmt

To give a general mandate to the directors to repurchase shares of the Company	For	Mgmt

Security	Sun Hung Kai Properties	Cusip	068599200
Ticker	16

Annual General Meeting	Meeting	12/07/2006

Management
Proposals	Recommendation	Sponsor
To receive and consider the audited financial statements and the reports of the directors and auditors for the year ended 30 June 2006.	For	Mgmt

To grant a general mandate to the directors to repurchase shares.	For	Mgmt

To grant a general mandate to the directors to issue additional shares.	For	Mgmt

To extend the general mandate to issue new shares by adding the number of shares repurchased.	For	Mgmt

To declare the final dividend for the year ended 30 June 2006.	For	Mgmt

To re-elect Sir Sze-yuen Chung as director.	For	Mgmt

To re-elect Sir Po-shing Woo as director.	For	Mgmt

To re-elect Mr. Kwan Cheuk-yin, William as director.	For	Mgmt

To re-elect Mr. Lo Chiu-chun, Clement as director.	For	Mgmt

To re-elect Mr. Kwok Ping-kwong, Thomas as director.	For	Mgmt

To fix directors’ fee payable to each director	For	Mgmt

To re-appoint auditors and to authorize the directors to fix their remuneration.	For	Mgmt

Security	The Link Real Estate	Cusip	B0PB4M906
Ticker	823

Annual General Meeting	Meeting	08/23/2006

Management
Proposals	Recommendation	Sponsor
To re-appoint Mr CHAO Tse Hou Leslie as manager of the company	For	Mgmt

To re-appoint Mr CHOW Wing Kin Anthony as manager of the company	For	Mgmt

To re-appoint Dr FUNG Yuk Bun Patrick as manager of the company	For	Mgmt

To re-appoint Mr HO Chi On John as manager of the company	For	Mgmt

To re-appoint Mr KO Kam Chuen Stanley as manager of the company	For	Mgmt

To re-elect Mr ARNOLD Michael Ian as a director of the Manager	For	Mgmt

Security	Valad Property Group	Cusip	065701290
Ticker	VPG

Extraordinary General Meeting	Meeting	03/16/2007

Management
Proposals	Recommendation	Sponsor
Ratify Past Issuance of 82.85 Million Stapled Securities at A$1.78 per Security to Institutional and Sophisticated Investors Made on Feb. 14, 2007	For	Mgmt

Approve Issuance of 77.97 Million Stapled Securities at A$1.78 per Security to Institutional and Sophisticated Investors for a Private Placement	For	Mgmt